SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value added taxes and Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Value-added tax	$ 1,899	$ 10,757	$ 7,831
Right-of-use assets	2,252
Lease liabilities	$ 2,595
Topic 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets				$ 5,141
Lease liabilities				$ 3,735